Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Operating Expenses, Net

	For the year ended December 31,
	2018	2017	2016
Accommodation and meals	(215,808)	(184,035)	(164.633)
IT services	(188,936)	(132,572)	(145.698)
Professional services	(80,890)	(52,931)	(45.588)
Taxes, civil and labor risks	(54,463)	(66,955)	(42.537)
Aircraft insurance	(23,827)	(21,631)	(25.294)
Flights interrupted	(48,319)	(41,269)	(35.822)
Write-off of fixed assets and intangibles	(194,121)	59,917	—
Others	(68,784)	(133,021)	3.097

	(875,148)	(572,497)	(456.475)